Interests in Other Entities - Schedule of Interests in Other Entities (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investments accounted for using equity method [abstract]
Subsidiaries	£ 0	£ 0
Joint ventures	172	117
Total	£ 172	£ 117